Financial assets at fair value through profit or loss	6 Months Ended
Jun. 30, 2024
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss
2 Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss
in EUR million	30 June 2024	31 December 2023
Trading assets	73,207	60,229
Non-trading derivatives	1,964	2,028
Designated at fair value through profit or loss	5,044	5,775
Mandatorily measured at fair value through profit or loss	69,364	54,983
	149,579	123,015
Trading assets include assets that are classified under IFRS as Trading, but are closely related to servicing the needs of the clients of ING Group. ING offers institutional clients, corporate clients, and governments, products that are traded on the financial markets. A significant part of the derivatives in the trading portfolio is related to servicing corporate clients in their risk management to hedge for example currency or interest rate exposures. In addition, ING provides its customers access to equity and debt markets for issuing their own equity or debt securities (securities underwriting).
(Reverse) repurchase transactions
Financial assets at fair value through profit or loss includes securities lending and sales and repurchase transactions which were not derecognised, because ING Group continues to be exposed to substantially all risks and rewards of the transferred financial asset. For repurchase agreements the gross amount of assets must be considered together with the gross amount of related liabilities, which are presented separately on the statement of financial position since IFRS does not always allow netting of these positions in the statement of financial position.
ING Group’s exposure to (reverse) repurchase transactions is included in the following lines in the statement of financial position:

Exposure to (reverse) repurchase agreements
in EUR million	30 June 2024	31 December 2023
Reverse repurchase transactions
Loans and advances to banks	14,997	5,251
Loans and advances to customers	204	499
Trading assets, loans and receivables	15,207	12,121
Loans and receivables mandatorily measured at fair value through profit or loss	66,337	51,536
	96,745	69,407
Repurchase transactions
Deposits from banks	2,699	2,064
Customer deposits	1,954	97
Trading liabilities, funds on deposit	8,931	10,337
Funds entrusted designated and measured at fair value through profit or loss	56,835	45,729
	70,420	58,227